Supplement Dated May 8, 2014
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account S

Lincoln CVUL Series III Elite Series
Lincoln Corporate Variable 4

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln CVUL Series III Elite Series
Lincoln Corporate Variable 4

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Effective May 1, 2014, the following funds will be available as new investment options under your policy. Please refer to the prospectus for each Underlying Fund.

Goldman Sachs Variable Insurance Trust, advised by Goldman Sachs Asset Management, L.P.

•	Goldman Sachs VIT Global Markets Navigator Fund (Service Shares): To seek to achieve investment results that approximate the GS Global Markets Navigator Index®.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

•	LVIP AQR Enhanced Global Strategies Fund (Standard Class): Long-term growth of capital.
(Subadvised by AQR Capital Management, LLC)

•	LVIP BlackRock Multi-Asset Income Fund (Standard Class): To maximize current income; capital appreciation is a secondary objective.
(Subadvised by BlackRock Investment Management LLC)

•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Standard Class): Long-term growth of capital.
(Subadvised by Franklin Advisers)

•	LVIP Goldman Sachs Income Builder Fund (Standard Class): To seek a balance of current income and capital appreciation.
(Subadvised by Goldman Sachs Asset Management, L.P.)

•	LVIP Multi-Manager Global Equity RPM Fund (Standard Class)(1): Long-term growth of capital.

•	LVIP PIMCO Low Duration Bond Fund (Standard Class): To seek a high level of current income consistent with preservation of capital.

(1)
This is a "Fund of Funds" and as such purchases shares of other mutual funds rather than directly investing in debt and equity securities. As a result, Fund of Funds may have higher expenses than mutual funds which invest directly in debt and equity securities.